Filed Pursuant to Rule 485(b)

As filed with the Securities and Exchange Commission on January 7, 2013

Registration No. 33-19229; 811-5430

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 116	☒
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 114	☒

(Check appropriate box or boxes)

SSgA FUNDS

(Exact Name of Registrant as Specified in Charter)

One Lincoln Street

Boston, Massachusetts 02111-2900

(Address of Principal Executive Offices)

Registrant’s telephone number, including area code: (617) 664-2426

Name and Address of Agent for Service:	Copies to:
Joshua A. Weinberg	Philip H. Newman, Esq.
Vice President and Counsel	Goodwin Procter LLP
SSgA Funds Management, Inc.	Exchange Place
One Lincoln Street	Boston, Massachusetts 02109
Boston, Massachusetts 02111-2900

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective under Rule 485:

☒	immediately upon filing pursuant to paragraph (b)
☐	on ( ) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, the SSgA Funds, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 116 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and Commonwealth of Massachusetts, on the 7th day of January, 2013.

SSGA FUNDS, REGISTRANT

/s/ Ellen M. Needham
By Ellen M. Needham
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities as indicated on January 7, 2013.

Signature	Title

/s/ William L. Marshall*	Trustee
William L. Marshall

/s/ Patrick J. Riley*	Trustee
Patrick J. Riley

/s/ Richard D. Shirk *	Trustee
Richard D. Shirk

/s/ Bruce D. Taber *	Trustee
Bruce D. Taber

/s/ Ellen M. Needham*	President and Chief Executive Officer

/s/ Ryan M. Louvar
*By Ryan M. Louvar
Attorney-in-fact

Executed pursuant to power of attorney filed with Post-Effective Amendment No. 116 to Registration Statement Nos. No. 33-19229; 811-5430.

SIGNATURES

This Registration Statement contains certain disclosures regarding the State Street Equity 500 Index Portfolio (the “Portfolio”), a series of State Street Master Funds (the “Trust”). The Trust has, subject to the next following sentence, duly caused this Post-Effective Amendment No. 116 to the Registration Statement on Form N-1A of SSgA Funds (the “Registrant”) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on January 7, 2013. The Trust is executing this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and the Portfolio, and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

STATE STREET MASTER FUNDS

By:	/s/ Ellen M. Needham
Ellen M. Needham
President, State Street Master Funds

This Registration Statement on Form N-1A of the Registrant has been signed below by the following persons, solely in the capacities indicated and subject to the next following sentence, on January 7, 2013. Each of the following persons is signing this Post-Effective Amendment No. 116 to this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and the Portfolio, and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

SIGNATURE	TITLE

James E. Ross*	Trustee, State Street Master Funds
James E. Ross

William L. Boyan*	Trustee, State Street Master Funds
William L. Boyan

Michael F. Holland*	Trustee, State Street Master Funds
Michael F. Holland

Rina K. Spence*	Trustee, State Street Master Funds
Rina K. Spence

Douglas T. Williams*	Trustee, State Street Master Funds
Douglas T. Williams

/s/ Ellen M. Needham	President (Principal Executive Officer), State Street Master Funds
Ellen M. Needham

/s/ Laura F. Dell	Treasurer (Principal Accounting Officer), State Street Master Funds
Laura F. Dell

*By:	/s/ Mark E. Tuttle
Mark E. Tuttle
as Attorney-in-Fact pursuant to Powers of Attorney

SSgA FUNDS

POWER OF ATTORNEY

Each of the undersigned Trustees and Officer of SSgA Funds (the “Trust”) hereby constitutes and appoints Laura Dell, Lance Dial, Esq.; Joshua A. Weinberg, Esq.; Ryan Louvar, Esq.; Mark Tuttle, Esq., each of them with full powers of substitution, as his or her true and lawful attorney-in-fact and agent to execute in his or her name and on his or her behalf in any and all capacities the Registration Statements on Form N-1A, and any and all amendments thereto, and all other documents, filed by the Trust or its affiliates with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended, and (as applicable) the Securities Act of 1933, as amended, and any and all instruments which such attorneys and agents, or any of them, deem necessary or advisable to enable the Trust or its affiliates to comply with such Acts, the rules, regulations and requirements of the SEC, the securities, Blue Sky and/or corporate/trust laws of any state or other jurisdiction, including all documents necessary to ensure the Trust has insurance and fidelity bond coverage, and to file the same with all exhibits thereto and other documents in connection therewith, with the SEC and such other jurisdictions and the undersigned hereby ratifies and confirms as his or her own act and deed any and all acts that such attorneys and agents, or any of them, shall do or cause to be done by virtue hereof. Any one of such attorneys and agents has, and may exercise, all of the powers hereby conferred. The undersigned hereby revokes any Powers of Attorney previously granted with respect to the Trust concerning the filings and actions described herein.

IN WITNESS WHEREOF, the undersigned have hereunto set their hands as of the 1st day of January 2013.

/s/ William L. Marshall
William L. Marshall, Trustee

/s/ Patrick J. Riley
Patrick J. Riley, Trustee

/s/ Richard D. Shirk
Richard D. Shirk, Trustee

/s/ Bruce D. Taber
Bruce D. Taber, Trustee

/s/ Ellen M. Needham
Ellen M. Needham, President and Chief
Executive Officer

EXHIBIT INDEX

EXHIBIT	NAME OF EXHIBIT

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document